Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of presentation and consolidation
(a)	Basis of presentation and consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in the allowance for doubtful loans and receivables, impairment assessment of long-lived assets, valuation allowance for deferred tax assets, fair value measurement of investments, and uncertain tax positions, assumptions related to the consolidation of entities in which the Group holds variable interests. Actual results could differ from those estimates and judgments.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash with original maturity of three months or less, and have insignificant risk of changes in value related to changes in interest rates.

Restricted cash
(d)	Restricted cash

Restricted cash were mainly the investors’ uninvested cash balances temporarily deposited in the Company’s bank account. These cash balances were under the custody and supervision of the designated financial institution as required by China Securities Regulatory Commission, for the purpose of preventing abusive use of investors’ funds.

Accounts receivable, other receivables, and amount due from related parties, net
(e)	Accounts receivable, other receivables, and amount due from related parties, net

Accounts receivable, other receivables and amount due from related parties are recorded at net realizable value consisting of the carrying amount less an allowance for uncollectible accounts as needed. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable, other receivables and due from related parties. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company did not have any off-balance-sheet credit exposure relating to its customers, suppliers or others. For the years ended June 30, 2018 and 2019, the Company did not record any allowances for doubtful accounts against its accounts receivable, other receivables and amount due from related parties nor did it charge off any such amounts, respectively.

Short-term loans receivable
(f)	Short-term loans receivable

The Company recognizes the contractual right to receive money on demand or on fixed or determinable dates as loans receivable. For those that the contractual maturity date is less than one year, the Company records as short-term loans receivable.

The Company recognized interest income on an accrue basis using the straight-line method over the fixed or determinable dates.

Investments

(g)	Investments

The Company accounts for the investments pursuant to ASC topic 321, Investments-equity securities.

The Company records investments in certain private equity funds, in which the Company has insignificant  equity interest, as long-term investments on the consolidated balance sheet under the fair value method. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Gains or losses are realized when such investments are sold or such funds liquidates.

The Company records investments in certain private equity funds, in which the Company has insignificant equity interest but acts as a general partner, as short-term investments on the consolidated balance sheet under the equity method. These investments are classified as short-term   because their contractual maturity date is less than one year on the balance sheet date. Gains or losses are realized when such investments' fair value changes.

The Company reviews its investments except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Company's intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Company recognizes other-than-temporary impairment in earnings if it has the intent to sell the investments or if it is more-likely-than-not that it will be required to sell the investments before recovery of its amortized cost basis. Additionally, the Company evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment's fair value is less than the cost of an investment and the Company determines the impairment to be other-than-temporary, the Company recognizes an impairment loss based on the fair value of the investment. The Company has not recorded an other-than-temporary impairment for each of the years ended June 30, 2018 and 2019.

Property and equipment, net
(h)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, without residual value:

Estimated useful life
Office equipment, furniture and fixtures	3-5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Intangible assets, net
(i)	Intangible assets, net

Intangible assets represent software and operating system, including the office automatic system and transaction platform and fund distribution systems that were purchased from external third-party vendors. The intangible assets were initially recorded at historic acquisition costs, and amortized on a straight-line basis over estimated useful lives for three years.

Costs associated with the engineering and technical headcounts responsible for software development, as well as their associated costs, are expensed as incurred.

These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts. The Company may rely on a qualitative assessment when performing its intangible asset impairment test. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

Impairment of long-lived assets
(j)	Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the consolidated statements of operations and comprehensive income (loss) for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years ended June 30, 2018 and 2019.

Revenue recognition

(k)	Revenue recognition

On July 1, 2018, the Company adopted ASC 606 "Revenue from Contracts with Customers", applying the modified retrospective method. The adoption didn't result in a material adjustment to our accumulated deficit as of July 1, 2018. Accordingly, revenue for the fiscal year ended June 30, 2019 was presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

The Company generates revenues mainly from wealth management, corporate financing and asset management.

The revenues are accounted for as contracts with customers. Under the guidance for contracts with customers, we are required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) we satisfy its performance obligations. In determining the transaction price, we have included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded net of sales related taxes and surcharges.

Wealth management

Revenue from wealth management mainly includes distribution commissions and performance-based fees, in a typical arrangement in which the Company serves as distributor.

Distribution commissions

Distribution commissions are primarily generated from 1) online distributions of financial products, which include publicly raised fund products and other financial products (mostly exchange administered products) and 2) offline distribution of privately-raised fund products. The Company enters into distribution agreements with financial product issuers which specify the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

For privately raised funds in the lockup period and part of exchange administrative financial products, upon establishment of a financial product, the Company charges a one-time distribution commission fee against the issuer by multiplying a pre-agreed annualized charge rate with the amount of products distributed through either online platform or offline sales network, prorated by the actual period length of the product.

The Company defines the "establishment of a financial product" for its revenue recognition purpose at the time when both of the following two criteria are met: (1) the product purchaser (the "investor") has entered into a purchase or subscription contract with the relevant product issuer and the investor has transferred the subscription fund to an escrow account designated by the product issuer and (2) the product issuer has issued a formal notice to confirm the establishment of a financial product.

For privately raised funds after lockup period and part of exchange administrative financial products, because the amount of investment in the financial products is variable every day, the commission revenue is recognized as a percentage of the net asset value of the total investment in the financial products, calculated daily.

Performance-based distribution fees

Performance-based distribution fees are contributed by the offline distributed privately raised fund products. The Company earns performance-based distribution fees from the issuers of the privately raised fund products, which are dependent on the extent by which the fund's investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically recognized and distributed at a point of time, usually at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

Corporate financing

The Company provides comprehensive financing solutions to corporate borrowers, including reference of sources and channels of funding. The contract between the borrower and the Company clearly states the financing amount, the agreed financing days, and the annualized charge rate. Although the performance obligation is fulfilled when borrower receives the funding, there is a variable consideration that the amount of advisory fee will be reduced if the borrower returns the loan in advance which is clearly stated in the clause of the contract. Therefore the revenue is calculated by multiplying the annualized charge rate with the financing amount and recognized at a straight-line over the actual service period.

Asset management

Revenue from asset management service mainly includes management fees and performance-based fees, in a typical arrangement in which the Company serves as fund manager.

Management fees

Revenue from asset management, includes management fee from the privately-raised funds managed by the Company. Management fees are recognized in the period during which the related services are performed in accordance with the contractual terms of the fund agreements from the established date to the terminated date of the funds. Management fees earned from certain investment funds are based upon range up to 2% of capital committed. By unanimous consent among the fund manager, investors and the trustee, the fund could be terminated earlier than the contract period, and the remaining portion of unamortized management fee shall be returned to the investors.

Performance-based fees

The Company is entitled to a performance-based fee based on the extent by which the fund's investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically calculated and recognized at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions.

Information technology and others

In fiscal year 2018, information technology and others mainly represents revenue from the technological support and system development services provided to third parties. The services contract pricing is based on the expected labor cost, project management services fee plus a certain percentage of gross profit. Revenue is recognized according to completion percentage and total contract amount upon the acceptance of the services confirmed by the customers. Starting from fiscal year 2019, the Company has transitioned IT service to become part of internal information technology service function, and therefore there is no information technology revenue in fiscal year 2019.

In fiscal year 2019, other income of RMB1.0 million is interest income from factoring business, and it is recognized over factoring period.

Disaggregation of revenue

	As of June 30,
	2018	2019
Wealth management	140,403	193,082
Distribution commissions	126,843	146,207
-- One time commissions	125,866	120,509
-- Over period commissions	977	25,698
Performance-based distribution fees	13,560	46,875
Corporate financing	13,710	6,271
Asset management	103	2,767
Management fees	103	2,767
Performance-based fees	-	-
Information technology and others	11,595	1,111
Total	165,811	203,231

Contract liability

Contract liability relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance for management fees under Asset Management Services. The contract liability was RMB nil and RMB180 as of June 30, 2018 and 2019, respectively, and is recorded as "Advance receipts" in the consolidation statement of  financial position.

Cost of sales
(l)	Cost of sales

Cost of sales primarily includes (1) commission costs paid to sales agents based on the pre-agreed percentage and the amount of wealth management product distributions that were directly related to the contributions made by the sales agents, such as the amount of investments they've referred to the Company, and (2) transaction fees paid to the third-party payment platforms through which the investors purchase funds are transferred.

Income taxes
(m)	Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

Uncertain tax positions

(n)	Uncertain tax positions

The Company follows the guidance of ASC Topic 740 "Income taxes", which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. This Topic also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Company recognizes interest on non-payment of income taxes and penalties associated with tax positions when a tax position does not meet more likely than not thresholds be sustained under examination. The tax returns of the Company's PRC subsidiaries and VIEs are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. During the years ended June 30, 2018 and 2019, the Company recognized RMB nil and RMB600 of provisions on its uncertain tax positions based on  its analysis over transfer pricing. The Company recognizes the provisions and any interest and penalties within the income tax expense line item in the accompanying Consolidated Statements of Income. The accrued provisions and any related interest and penalties balances are included in the other tax liabilities line in the Consolidated Balance Sheet. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax ("VAT")
(o)	Value added tax ("VAT")

Pursuant to the Provisional Regulation of the PRC on VAT and the related implementing rules, all entities and individuals ("taxpayers") that are engaged in the service industry in the PRC are generally required to pay VAT at a rate of 6% of the gross sales proceeds received, less any deductible VAT already paid or borne by the taxpayers. The Company's PRC subsidiary and the consolidated VIE are subject to VAT at 6% of their revenues.

Non-controlling interest
(p)	Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheet and net income and other comprehensive income are attributed to controlling and non-controlling interests.

Fair value of financial instruments
(q)	Fair value of financial instruments

The Company records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, short-term investments, commercial acceptance notes, other receivables, short-term loans receivable, accounts payable and other payables, investors’ deposit, amounts due from and due to related parties, and income taxes payables and other tax liabilities, approximate their fair values due to the short term nature of these instruments.

Foreign Currency Translation and change in reporting currency
(r)	Foreign Currency Translation and change in reporting currency

The Company’s reporting and functional currency is Renminbi (“RMB”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the RMB is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Company’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.865 on June 28, 2019, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 28, 2019, or at any other rate.

Segment reporting
(s)	Segment reporting

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company manages its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC. Substantially all of its revenues are derived in the PRC. All long-lived assets are located in PRC.

Earnings per share ("EPS")
(t)	Earnings per share (“EPS”)

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

Commitments and contingencies

(u)	Commitments and contingencies

The Company estimated losses from loss contingencies are accrued by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

Recently issued accounting standards

(v)	Recently issued accounting standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees' recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors' accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted.  Based on our preliminary assessment, we expect to record a right-of-use asset of approximately RMB28 million and a lease liability of approximately RMB27 million on the adoption date of July 1, 2019, primarily related to our leased office space. In July 2018, the FASB issued ASU No. 2018-11, Collaborative Arrangements (Topic 808), which provide further codification improvements and relieves the requirement to present prior comparative year results when adopting the new lease standard. We will use a modified retrospective approach under ASU 2018-11 and will not restate prior periods. We expect to implement new accounting policies as well as to elect certain practical expedients available to us under ASU 2016-02, including those related to leases with terms of less than 12 months. The conclusions are preliminary and subject to change as the Company finalize the evaluation.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In May 2019, the FASB issued ASU 2019-05, which provides transition relief for entities adopting the Board's credit losses standard, ASU 2016-13. Specifically, ASU 2019-05 amends ASU 2016-13 to allow companies to irrevocably elect, upon adoption of ASU 2016-13, the fair value option for financial instruments that (1) were previously recorded at amortized cost and (2) are within the scope of the credit losses guidance in ASC 326-20, (3) are eligible for the fair value option under ASC 825-10, and (4) are not held-to-maturity debt securities. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-05 are effective for fiscal years beginning after December 15, 2019, including interim periods therein. An entity may early adopt the ASU in any interim period after its issuance if the entity has adopted ASU 2016-13. For all other entities, the effective date will be the same as the effective date of ASU 2016-13. The Company is in the process of evaluating the impact of adoption of this guidance on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which modifies disclosure requirements for fair value measurements.  While some disclosures have been removed or modified, new disclosures have been added. The guidance is effective for us no later than July 1, 2020.  Early adoption is permitted, where the Company is permitted to early adopt the portion of the guidance regarding the removal or modification of the fair value measurement disclosures while waiting to adopt the requirement regarding additional disclosures until the effective date. The Company is in the process of evaluating the impact of adoption of this guidance on the Company's consolidated financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's consolidated financial statements upon adoption.